UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 100.0%
	Shares	Value

CONSUMER DISCRETIONARY — 11.4%
Bed Bath & Beyond*	11,900	$725,305
Darden Restaurants	8,600	440,148
Ford Motor	42,500	392,700
Liberty Media - Interactive, Cl A*	39,400	737,962
Macy’s	13,900	498,176
News, Cl A	26,500	610,030
Target	13,200	800,580
Walt Disney	8,100	398,034

		4,602,935

CONSUMER STAPLES — 6.2%
Kraft Foods, Cl A	12,700	504,317
Philip Morris International	6,600	603,504
Reynolds American	13,600	629,272
Unilever	22,500	779,625

		2,516,718

ENERGY — 10.7%
BP ADR	17,300	690,270
Chevron	5,900	646,522
EOG Resources	5,600	548,856
Exxon Mobil	8,300	720,855
National Oilwell Varco	5,300	383,190
Noble	14,400	532,800
Occidental Petroleum	9,300	809,379

		4,331,872

FINANCIALS — 12.7%
Annaly Capital Management	22,900	399,147
CBRE Group, Cl A*	22,600	352,108
Chubb	6,200	450,678
Citigroup	15,900	431,367
Comerica	21,700	655,557
Hartford Financial Services Group	14,600	240,170
JPMorgan Chase	19,950	718,200
Prudential Financial	10,200	492,456
SunTrust Banks	24,100	569,965
Unum Group	9,100	171,899
WR Berkley	18,000	659,340

		5,140,887

HEALTH CARE — 13.7%
Abbott Laboratories	6,200	411,122
Baxter International	13,300	778,183
Cigna	12,300	495,444
Hologic*	33,100	613,012
Humana	5,200	320,320
Johnson & Johnson	13,000	899,860
Merck	17,300	764,141
Novartis ADR	11,400	668,268

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Pfizer	24,500	$588,980

		5,539,330

INDUSTRIALS — 16.2%
Deere	7,400	568,468
Engility Holdings*	1,183	17,277
Foster Wheeler*	26,300	474,452
General Electric	54,700	1,135,025
L-3 Communications Holdings	7,100	503,319
Norfolk Southern	11,200	829,360
Northrop Grumman	11,400	754,680
Rockwell Collins	15,100	763,607
Siemens ADR	8,900	753,741
Southwest Airlines	57,900	532,101
Xylem	8,200	196,636

		6,528,666

INFORMATION TECHNOLOGY — 19.8%
Applied Materials	35,800	389,862
CA	15,800	380,306
Cisco Systems	70,000	1,116,500
Corning	42,700	487,207
EMC*	22,900	600,209
International Business Machines	4,800	940,704
Jabil Circuit	26,200	568,540
Microsoft	30,500	898,835
Oracle	33,200	1,002,640
SanDisk*	15,300	629,289
Symantec*	27,600	434,700
Xilinx	17,400	563,760

		8,012,552

MATERIALS — 3.2%
Freeport-McMoRan Copper & Gold	12,300	414,141
Monsanto	10,300	881,886

		1,296,027

TELECOMMUNICATION SERVICES — 2.9%
AT&T	19,250	729,960
Vodafone Group ADR	14,500	416,875

		1,146,835

UTILITIES — 3.2%
CenterPoint Energy	20,000	421,200
Dominion Resources	7,700	418,187
National Grid ADR	8,900	461,910

		1,301,297

TOTAL COMMON STOCK (Cost $37,454,950)		40,417,119

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2012 (Unaudited)

REPURCHASE AGREEMENT — 0.1%
	Face Amount	Value

Morgan Stanley 0.060%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $29,356 (collateralized by a U.S. Treasury Note, par value $28,425, 2.375%, 10/31/14,with a total market value $29,944) (Cost $29,356)	$29,356	$29,356

TOTAL INVESTMENTS — 100.1% (Cost $37,484,306)†		$40,446,475

Percentages are based on Net Assets of $40,427,567.

* Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

†	At July 31, 2012, the tax basis cost of the Portfolio’s investments was $37,484,306, and the unrealized appreciation and depreciation were $6,003,817 and $(3,041,648), respectively.

The following is a list of the inputs used as of July 31, 2012 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,417,119	$—	$—	$40,417,119
Repurchase Agreement	—	29,356	—	29,356

Total Investments in Securities	$40,417,119	$29,356	$—	$40,446,475

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 54.2%
	Face Amount	Value

CONSUMER DISCRETIONARY — 5.6%
AutoZone 4.000%, 11/15/20	$455,000	$498,272
Cooper Tire & Rubber 8.000%, 12/15/19	500,000	535,625
Foot Locker 8.500%, 01/15/22	750,000	810,000
Macy’s Retail Holdings 7.600%, 06/01/25	500,000	591,597
NetFlix 8.500%, 11/15/17	650,000	684,938
Regal Entertainment Group 9.125%, 08/15/18	500,000	561,250

		3,681,682

CONSUMER STAPLES — 1.5%
Hershey 5.450%, 09/01/16	860,000	1,008,883

ENERGY — 4.2%
Arch Coal 7.250%, 10/01/20	300,000	260,250
Chesapeake Energy 9.500%, 02/15/15	50,000	53,750
McMoRan Exploration 11.875%, 11/15/14	415,000	432,638
Stone Energy 8.625%, 02/01/17	575,000	598,000
Tesoro 6.500%, 06/01/17	225,000	232,875
Total Capital International 2.875%, 02/17/22	370,000	393,350
Valero Energy 7.500%, 04/15/32	600,000	762,702

		2,733,565

FINANCIALS — 21.6%
Aflac 8.500%, 05/15/19	525,000	695,682
Aircastle 9.750%, 08/01/18	450,000	510,750
Aspen Insurance Holdings 6.000%, 08/15/14	1,025,000	1,090,657
Capital One Capital V 10.250%, 08/15/39	500,000	517,500
CBRE Services 11.625%, 06/15/17	300,000	338,625
Citigroup 6.010%, 01/15/15	875,000	949,278
General Electric Capital 5.300%, 02/11/21	500,000	572,958
Goldman Sachs Capital II 4.000%, 06/01/43(A)	500,000	357,905
Goldman Sachs Group 5.250%, 07/27/21	870,000	915,802
HUB International Holdings 10.250%, 06/15/15(B)	500,000	502,500
Jefferies Group 6.250%, 01/15/36	245,000	237,650

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Markel 7.125%, 09/30/19	$915,000	$1,082,646
Morgan Stanley 5.500%, 07/28/21	210,000	212,222
Morgan Stanley MTN 6.625%, 04/01/18	850,000	909,654
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	500,000	728,216
Raymond James Financial 8.600%, 08/15/19	730,000	896,852
RenRe North America Holdings 5.750%, 03/15/20	850,000	935,656
Simon Property Group 10.350%, 04/01/19	435,000	623,130
Torchmark 9.250%, 06/15/19	710,000	910,163
Wachovia Bank MTN 6.180%, 02/15/36	406,000	492,970
Willis North America 6.200%, 03/28/17	684,000	772,115

		14,252,931

HEALTH CARE — 7.1%
Amgen
5.375%, 05/15/43	700,000	798,156
4.100%, 06/15/21	640,000	704,909
Health Net 6.375%, 06/01/17	365,000	376,863
Medtronic 3.125%, 03/15/22	1,000,000	1,068,295
Owens & Minor 6.350%, 04/15/16	735,000	805,851
Thermo Fisher Scientific 3.600%, 08/15/21	400,000	429,681
WellPoint 3.125%, 05/15/22	525,000	526,522

		4,710,277

INDUSTRIALS — 3.4%
Air Canada 9.250%, 08/01/15(B)	500,000	501,250
Delta Air Lines 2007-1 Cl A Pass-Through Trust 6.821%, 08/10/22	530,644	572,459
Oshkosh 8.250%, 03/01/17	700,000	766,500
Triumph Group 8.000%, 11/15/17	375,000	409,688

		2,249,897

INFORMATION TECHNOLOGY — 5.5%
Corning 7.250%, 08/15/36	350,000	438,876
eBay 3.250%, 10/15/20	625,000	666,039
Kemet 10.500%, 05/01/18	350,000	351,750
Motorola Solutions 3.750%, 05/15/22	475,000	486,332
Oracle 5.375%, 07/15/40	630,000	830,041

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JULY 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Symantec 4.200%, 09/15/20	$540,000	$564,942
Unisys 12.500%, 01/15/16	294,000	313,110

		3,651,090

MATERIALS — 0.8%
Methanex 6.000%, 08/15/15	500,000	530,955

TELECOMMUNICATION SERVICES — 2.7%
Cincinnati Bell 8.375%, 10/15/20	255,000	265,837
Frontier Communications 8.500%, 04/15/20	500,000	541,250
Time Warner 6.250%, 03/29/41	440,000	553,269
Verizon Virginia 7.625%, 12/01/12	400,000	409,029

		1,769,385

UTILITIES — 1.8%
Florida Power 3.100%, 08/15/21	500,000	528,687
NRG Energy 8.500%, 06/15/19	620,000	663,400

		1,192,087

TOTAL CORPORATE OBLIGATIONS (Cost $33,970,403)		35,780,752

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.4%
Federal Home Loan Mortgage Corporation Gold
6.000%, 01/01/28	157,038	172,777
6.000%, 07/01/33	79,574	89,240
6.000%, 10/01/35	232,492	256,810
4.000%, 03/01/26	1,577,513	1,680,331
4.000%, 04/01/31	857,212	926,685
3.500%, 07/01/42	1,750,000	1,854,812
3.000%, 10/01/26	1,739,688	1,830,859
Federal National Mortgage Association
5.500%, 01/01/36	292,837	323,010
5.000%, 08/01/33	253,457	277,615
5.000%, 11/01/33	213,056	233,363
5.000%, 10/01/35	365,922	400,519
4.000%, 10/01/30	1,002,699	1,083,395
4.000%, 10/01/31	925,935	1,000,453
4.000%, 06/01/39	1,197,169	1,284,536
4.000%, 07/01/40	750,816	805,267
4.000%, 10/01/41	1,729,244	1,856,522
3.500%, 11/01/25	286,049	304,249
3.500%, 08/01/26	801,066	852,034
3.500%, 02/01/41	1,460,797	1,551,298
3.500%, 01/01/42	1,217,796	1,293,242

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $17,702,496)		18,077,017

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JULY 31, 2012 (Unaudited)

U.S. TREASURY OBLIGATIONS — 7.1%
	Face Amount/Shares	Value

U.S. Treasury Bonds
3.500%, 02/15/39	$400,000	$478,938
3.125%, 11/15/41	630,000	702,450
U.S. Treasury Notes
4.000%, 08/15/18	500,000	595,586
1.750%, 05/31/16	1,975,000	2,074,985
1.375%, 09/30/18	815,000	841,933

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,604,187)		4,693,892

PREFERRED STOCK — 5.4%
FINANCIALS — 4.5%
Aegon, 7.250%	25,000	632,250
Allianz, 8.375%	40,000	1,052,500
Annaly Capital Management, 7.625%	10,000	257,000
DuPont Fabros Technology, 7.625%	18,445	487,686
Federal Home Loan Mortgage, Ser Z, 8.375%* (A)	35,000	70,000
ING Groep, 7.375%	17,300	431,635
Vornado Realty Trust, Ser H, 6.750%(C)	1,752	44,623

		2,975,694

UTILITIES — 0.9%
Dominion Resources, Ser A, 8.375%	20,000	577,000

TOTAL PREFERRED STOCK (Cost $4,213,763)		3,552,694

OTHER MORTGAGE-BACKED OBLIGATION — 1.2%
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2 3.149%, 08/15/46 (Cost $741,136)	735,000	788,055

MUNICIPAL BOND — 1.1%
Parish of State Charles Louisiana, RB 4.000%, 12/01/40(A) (Cost $700,000)	700,000	740,152

REPURCHASE AGREEMENT — 1.1%
Morgan Stanley 0.060%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $712,880 (collateralized by a U.S. Treasury Note, par value $690,257, 2.375%, 10/31/14,with a total market value $727,142) (Cost $712,879)	712,879	712,879

TOTAL INVESTMENTS — 97.5% (Cost $62,644,864)†		$64,345,441

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO
JULY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $66,028,537.

*	Non-income producing security.
(A)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2012.
(B)	Securities exempt from registration under rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of these securities was $1,003,750 and represented 1.5% of Net Assets.
(C)	Real Estate Investment Trust.

Cl — Class

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	At July 31, 2012, the tax basis cost of the Portfolio’s investments was $62,644,864, and the unrealized appreciation and depreciation were $2,803,958 and $(1,103,381), respectively.

The following is a list of the inputs used as of July 31, 2012 in valuing the Portfolio’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$35,780,752	$—	$35,780,752
U.S. Government Agency Mortgage-Backed Obligations	—	18,077,017	—	18,077,017
U.S. Treasury Obligations	—	4,693,892	—	4,693,892
Preferred Stock	3,552,694	—	—	3,552,694
Other Mortgage-Backed Obligation	—	788,055	—	788,055
Municipal Bond	—	740,152	—	740,152
Repurchase Agreement	—	712,879	—	712,879

Total Investments in Securities	$3,552,694	$60,792,747	$—	$64,345,441

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012